Derivative Financial Instruments - Summary of Items designated as Hedging Instruments, Hedged Items and Ineffectiveness for Fair Value Hedges for Cash Flow Hedges and Net Investment Hedges (Detail) - CAD ($)
$ in Millions
	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023
Disclosure of detailed information about hedged items and hedging instruments [line items]
Carrying amount of the hedging instruments, Assets	$ 8,722	$ 10,904
Carrying amount of the hedging instruments, Liabilities	(18,583)	(25,035)
Gains/(losses) on hedging instrument recognized in Other Comprehensive Income	5,357	2,548
Gains/(losses) on hedged item used to calculate hedge ineffectiveness	5,323	2,506
Ineffectiveness recorded in non-interest income-other	46	64
Cash flow hedges [member]
Disclosure of detailed information about hedged items and hedging instruments [line items]
Carrying amount of the hedging instruments, Assets	8,312	10,696
Carrying amount of the hedging instruments, Liabilities	(10,757)	(17,970)
Gains/(losses) on hedging instrument recognized in Other Comprehensive Income	5,241	3,827
Gains/(losses) on hedged item used to calculate hedge ineffectiveness	5,207	3,785
Ineffectiveness recorded in non-interest income-other	46	64
Cash flow hedges [member] | Interest rate risk [member] | Swaps [member]
Disclosure of detailed information about hedged items and hedging instruments [line items]
Carrying amount of the hedging instruments, Assets	1,865	2,690
Carrying amount of the hedging instruments, Liabilities	(4,699)	(8,217)
Gains/(losses) on hedging instrument recognized in Other Comprehensive Income	1,775	(413)
Gains/(losses) on hedged item used to calculate hedge ineffectiveness	1,774	(500)
Ineffectiveness recorded in non-interest income-other	29	91
Cash flow hedges [member] | Currency or interest rate risk [member] | Swaps [member]
Disclosure of detailed information about hedged items and hedging instruments [line items]
Carrying amount of the hedging instruments, Assets	245	319
Carrying amount of the hedging instruments, Liabilities	(2,407)	(3,818)
Gains/(losses) on hedging instrument recognized in Other Comprehensive Income	1,363	(670)
Gains/(losses) on hedged item used to calculate hedge ineffectiveness	1,369	(638)
Ineffectiveness recorded in non-interest income-other	7	(15)
Cash flow hedges [member] | Foreign currency risk [member] | Swaps [member]
Disclosure of detailed information about hedged items and hedging instruments [line items]
Carrying amount of the hedging instruments, Assets	6,090	7,586
Carrying amount of the hedging instruments, Liabilities	(3,650)	(5,847)
Gains/(losses) on hedging instrument recognized in Other Comprehensive Income	1,826	5,125
Gains/(losses) on hedged item used to calculate hedge ineffectiveness	1,787	5,130
Ineffectiveness recorded in non-interest income-other	10	(1)
Cash flow hedges [member] | Foreign currency risk [member] | Foreign currency forward contracts [member]
Disclosure of detailed information about hedged items and hedging instruments [line items]
Carrying amount of the hedging instruments, Assets		16
Carrying amount of the hedging instruments, Liabilities		(4)
Gains/(losses) on hedging instrument recognized in Other Comprehensive Income	5	(141)
Gains/(losses) on hedged item used to calculate hedge ineffectiveness	5	(133)
Ineffectiveness recorded in non-interest income-other		(11)
Cash flow hedges [member] | Foreign currency risk [member] | Cash [member]
Disclosure of detailed information about hedged items and hedging instruments [line items]
Carrying amount of the hedging instruments, Assets	74	84
Gains/(losses) on hedging instrument recognized in Other Comprehensive Income	9	(7)
Gains/(losses) on hedged item used to calculate hedge ineffectiveness	9	(7)
Cash flow hedges [member] | Equity price risk return swap [member]
Disclosure of detailed information about hedged items and hedging instruments [line items]
Carrying amount of the hedging instruments, Assets	38	1
Carrying amount of the hedging instruments, Liabilities	(1)	(84)
Gains/(losses) on hedging instrument recognized in Other Comprehensive Income	263	(67)
Gains/(losses) on hedged item used to calculate hedge ineffectiveness	263	(67)
Net investment hedges [member]
Disclosure of detailed information about hedged items and hedging instruments [line items]
Carrying amount of the hedging instruments, Assets	410	208
Carrying amount of the hedging instruments, Liabilities	(7,826)	(7,065)
Gains/(losses) on hedging instrument recognized in Other Comprehensive Income	116	(1,279)
Gains/(losses) on hedged item used to calculate hedge ineffectiveness	116	(1,279)
Net investment hedges [member] | Foreign currency risk [member] | Deposit liabilities - carrying amount [member]
Disclosure of detailed information about hedged items and hedging instruments [line items]
Carrying amount of the hedging instruments, Liabilities	(7,571)	(6,402)
Gains/(losses) on hedging instrument recognized in Other Comprehensive Income	(62)	(91)
Gains/(losses) on hedged item used to calculate hedge ineffectiveness	(62)	(91)
Net investment hedges [member] | Foreign currency risk [member] | Foreign currency forward contracts [member]
Disclosure of detailed information about hedged items and hedging instruments [line items]
Carrying amount of the hedging instruments, Assets	410	208
Carrying amount of the hedging instruments, Liabilities	(255)	(663)
Gains/(losses) on hedging instrument recognized in Other Comprehensive Income	178	(1,188)
Gains/(losses) on hedged item used to calculate hedge ineffectiveness	$ 178	$ (1,188)